Convertible Note, Net (Details) - Schedule of Warrants Activity - shares		7 Months Ended	12 Months Ended
	Jul. 22, 2020	May 13, 2022	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Number of shares, Beginning balance		58,627	21,913
Weighted average life, Beginning balance		4 years 3 months	4 years 10 months 2 days
Weighted average life, Grants	5 years
Number of shares, Ending balance		99,211	58,627
Weighted average life, Ending balance			4 years 3 months
Grants of Warrants on October 14, 2020 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			963
Weighted average life, Grants			5 years
Expiration dates, Grants			Oct. 14, 2025
Grants of Warrants on October 20, 2020 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			2,770
Weighted average life, Grants			5 years
Expiration dates, Grants			Oct. 20, 2025
Grants of Warrants on October 29, 2020 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			3,124
Weighted average life, Grants			5 years
Expiration dates, Grants			Oct. 29, 2025
Grants of Warrants on December 15, 2020 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			5,744
Weighted average life, Grants			5 years
Expiration dates, Grants			Dec. 15, 2025
Grants of Warrants on February 25, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			4,630
Weighted average life, Grants			5 years
Expiration dates, Grants			Feb. 25, 2026
Grants of Warrants on April 7, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			3,174
Weighted average life, Grants			5 years
Expiration dates, Grants			Apr. 07, 2026
Grants of Warrants on May 18, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			1,720
Weighted average life, Grants			5 years
Expiration dates, Grants			May 18, 2026
Grants of Warrants on June 21, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			2,715
Weighted average life, Grants			5 years
Expiration dates, Grants			Jun. 21, 2026
Grants of Warrants on July 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			7,435
Weighted average life, Grants			5 years
Expiration dates, Grants			Jul. 13, 2026
Grants of Warrants on July 30, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			1,773
Weighted average life, Grants			5 years
Expiration dates, Grants			Jul. 30, 2026
Grants of Warrants on September 8, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			1,311
Weighted average life, Grants			5 years
Expiration dates, Grants			Sep. 08, 2026
Grants of Warrants on September 30, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants			1,355
Weighted average life, Grants			5 years
Expiration dates, Grants			Sep. 30, 2026
Grants of Warrants on October 19, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants		1,705
Weighted average life, Grants		5 years
Expiration dates, Grants		Oct. 19, 2026
Grants of Warrants on November 1, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants		2,184
Weighted average life, Grants		5 years
Expiration dates, Grants		Nov. 01, 2026
Grants of Warrants on November 29, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants		1,939
Weighted average life, Grants		5 years
Expiration dates, Grants		Nov. 29, 2026
Grants of Warrants on December 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants		2,127
Weighted average life, Grants		5 years
Expiration dates, Grants		Dec. 10, 2026
Grants of Warrants on January 6, 2022 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants		3,801
Weighted average life, Grants		5 years
Expiration dates, Grants		Jan. 06, 2027
Grants of Warrants on January 27, 2022 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants		13,385
Weighted average life, Grants		5 years
Expiration dates, Grants		Jan. 27, 2027
Grants of Warrants on March 1, 2022 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants		7,412
Weighted average life, Grants		5 years
Expiration dates, Grants		Mar. 01, 2027
Grants of Warrants on March 31, 2022 [Member]
Class of Warrant or Right [Line Items]
Number of ADSs, Grants		8,031
Weighted average life, Grants		5 years
Expiration dates, Grants		Mar. 31, 2027